SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Capital expenditures	$ 1,443	$ 1,382
Cash expenditures	1,400	1,396
Decrease in accrued capital expenditures	43	14
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	1,399	1,346
Operating segments | Barrick Nevada
Disclosure of operating segments [line items]
Capital expenditures	581	585
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	145	114
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Capital expenditures	22	25
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	143	173
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	62	36
Operating segments | Acacia Mining PLC
Disclosure of operating segments [line items]
Capital expenditures	93	148
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Capital expenditures	39	6
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	314	259
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	$ 44	$ 36